Exempt Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of Edwards Lifesciences stock held by Plan	$ 2,141,229,200	$ 1,878,060,300
Plan’s investment in Edwards Lifesciences stock as percentage of total net assets available for benefits	13.90%	15.70%
Employer Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of Edwards Lifesciences stock held by Plan (in shares)	3,535,100	4,036,100
Value of Edwards Lifesciences stock held by Plan	$ 301,366,200	$ 298,792,900